UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5586

                      Oppenheimer California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

           Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco                                                                    28.4%
--------------------------------------------------------------------------------
Special Tax                                                                22.8
--------------------------------------------------------------------------------
Special Assessment                                                          6.8
--------------------------------------------------------------------------------
Pollution Control                                                           6.5
--------------------------------------------------------------------------------
Hospital/Health Care                                                        3.8
--------------------------------------------------------------------------------
Education                                                                   3.8
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  3.2
--------------------------------------------------------------------------------
Municipal Leases                                                            3.1
--------------------------------------------------------------------------------
General Obligation                                                          3.0
--------------------------------------------------------------------------------
Airlines                                                                    2.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

AAA                11.0%
AA                  0.8
A                   4.4
BBB                61.9
BB                  0.2
B                   0.7
CCC                 2.8
Not Rated          18.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S & P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                   12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                  BEGINNING       ENDING        EXPENSES
                                  ACCOUNT         ACCOUNT       PAID DURING
                                  VALUE           VALUE         6 MONTHS ENDED
                                  (8/1/04)        (1/31/05)     JANUARY 31, 2005
--------------------------------------------------------------------------------
Class A Actual                    $1,000.00       $1,108.20     $4.83
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00        1,020.56      4.63
--------------------------------------------------------------------------------
Class B Actual                     1,000.00        1,103.90      8.92
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00        1,016.69      8.55
--------------------------------------------------------------------------------
Class C Actual                     1,000.00        1,104.20      8.92
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00        1,016.69      8.55

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Class A                     0.91%
------------------------------------
Class B                     1.68
------------------------------------
Class C                     1.68


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                               VALUE
        AMOUNT                                                                COUPON     MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS  AND NOTES--99.8%
------------------------------------------------------------------------------------------------------------------
CALIFORNIA--87.8%
$    1,000,000   ABAG Finance Authority for NonProfit Corporations
                 (Schools of Sacred Heart)                                     6.450%  06/01/2030   $    1,069,470
------------------------------------------------------------------------------------------------------------------
        90,000   ABAG Finance Authority for NonProfit
                 Corporations COP                                              6.000   08/15/2020           93,161
------------------------------------------------------------------------------------------------------------------
       450,000   ABAG Finance Authority for NonProfit Corporations
                 COP (American Baptist Homes of the West)                      5.750   10/01/2017          451,638
------------------------------------------------------------------------------------------------------------------
       250,000   ABAG Finance Authority for NonProfit Corporations
                 COP (Lytton Gardens)                                          6.000   02/15/2019          268,578
------------------------------------------------------------------------------------------------------------------
       440,000   ABAG Finance Authority for NonProfit Corporations
                 COP (O'Connor Woods)                                          6.200   11/01/2029          469,282
------------------------------------------------------------------------------------------------------------------
     4,300,000   ABAG Finance Authority for NonProfit Corporations
                 COP (Redwood Senior Homes & Services)                         6.125   11/15/2032        4,565,181
------------------------------------------------------------------------------------------------------------------
        55,000   Adelanto Improvement Agency, Series B                         5.500   12/01/2023           56,078
------------------------------------------------------------------------------------------------------------------
     5,910,000   Agua Mansa Industrial Growth Association Special Tax          6.500   09/01/2033        6,034,110
------------------------------------------------------------------------------------------------------------------
     4,000,000   Anaheim Public Financing Authority RITES 1                   10.920 2 12/28/2018        4,998,040
------------------------------------------------------------------------------------------------------------------
     2,500,000   Azusa Special Tax Community Facilities District
                 (Mountain Cove)                                               6.000   09/01/2032        2,605,600
------------------------------------------------------------------------------------------------------------------
     2,875,000   Beaumont Financing Authority, Series D                        5.800   09/01/2035        2,905,044
------------------------------------------------------------------------------------------------------------------
     1,500,000   Beaumont Financing Authority, Series A                        5.750   09/01/2034        1,522,095
------------------------------------------------------------------------------------------------------------------
     5,000,000   Beaumont Financing Authority, Series B                        6.000   09/01/2034        5,048,450
------------------------------------------------------------------------------------------------------------------
     1,500,000   Beaumont Financing Authority, Series B                        6.000   09/01/2034        1,528,125
------------------------------------------------------------------------------------------------------------------
     5,400,000   CA CDA (Berkeley Montessori School)                           7.250   10/01/2033        5,604,012
------------------------------------------------------------------------------------------------------------------
     2,000,000   CA CDA (East Valley Tourist)                                  9.250   10/01/2020        2,198,160
------------------------------------------------------------------------------------------------------------------
     7,600,000   CA CDA (East Valley Tourist)                                 11.000   10/01/2020        7,716,280
------------------------------------------------------------------------------------------------------------------
     5,000,000   CA CDA (John F. Kennedy University)                           6.750   10/01/2033        4,841,450
------------------------------------------------------------------------------------------------------------------
     6,000,000   CA CDA (Marin Montessori School)                              7.000   10/01/2033        6,125,160
------------------------------------------------------------------------------------------------------------------
     1,400,000   CA CDA (Napa Valley Hospice)                                  7.000   01/01/2034        1,437,282
------------------------------------------------------------------------------------------------------------------
     1,650,000   CA CDA (Notre Dame de Namur University)                       6.500   10/01/2023        1,637,493
------------------------------------------------------------------------------------------------------------------
     1,635,000   CA CDA (Notre Dame de Namur University)                       6.625   10/01/2033        1,619,468
------------------------------------------------------------------------------------------------------------------
     1,645,000   CA County Tobacco Securitization Agency (TASC)                5.750   06/01/2027        1,611,442
------------------------------------------------------------------------------------------------------------------
     4,000,000   CA County Tobacco Securitization Agency (TASC)                5.750   06/01/2029        3,897,440
------------------------------------------------------------------------------------------------------------------
     6,230,000   CA County Tobacco Securitization Agency (TASC)                5.875   06/01/2027        6,055,934
------------------------------------------------------------------------------------------------------------------
     9,000,000   CA County Tobacco Securitization Agency (TASC)                5.875   06/01/2035        8,496,000
------------------------------------------------------------------------------------------------------------------
       240,000   CA County Tobacco Securitization Agency (TASC)                5.875   06/01/2043          225,614
------------------------------------------------------------------------------------------------------------------
     1,250,000   CA County Tobacco Securitization Agency (TASC)                5.875   06/01/2043        1,175,075
------------------------------------------------------------------------------------------------------------------
    10,400,000   CA County Tobacco Securitization Agency (TASC)                6.000   06/01/2035       10,050,040
------------------------------------------------------------------------------------------------------------------
    20,900,000   CA County Tobacco Securitization Agency (TASC)                6.000   06/01/2042       20,012,377
------------------------------------------------------------------------------------------------------------------
    10,000,000   CA County Tobacco Securitization Agency (TASC)                6.125   06/01/2038        9,769,900
------------------------------------------------------------------------------------------------------------------
        25,000   CA Department of Veterans Affairs Home Purchase               5.200   12/01/2027           25,060
------------------------------------------------------------------------------------------------------------------
        65,000   CA Department of Veterans Affairs Home Purchase               5.500   12/01/2019           69,606


                    16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                              VALUE
       AMOUNT                                                                 COUPON     MATURITY     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     190,000    CA EFA (Carnegie Institution of Washington)                   5.600%  10/01/2023   $    192,322
----------------------------------------------------------------------------------------------------------------
       10,000    CA EFA (College and University Financing)                     6.250   06/01/2018         10,060
----------------------------------------------------------------------------------------------------------------
    1,000,000    CA EFA (Western University Health Sciences)                   6.000   10/01/2032      1,049,000
----------------------------------------------------------------------------------------------------------------
      100,000    CA GO                                                         5.150   10/01/2019        101,418
----------------------------------------------------------------------------------------------------------------
      125,000    CA GO                                                         5.500   04/01/2019        125,620
----------------------------------------------------------------------------------------------------------------
       25,000    CA GO                                                         5.500   03/01/2020         25,308
----------------------------------------------------------------------------------------------------------------
       50,000    CA GO                                                         5.500   10/01/2022         50,193
----------------------------------------------------------------------------------------------------------------
      200,000    CA GO                                                         6.250   10/01/2019        200,620
----------------------------------------------------------------------------------------------------------------
    1,070,000    CA Golden State Tobacco Securitization Corp.                  6.250   06/01/2033      1,074,986
----------------------------------------------------------------------------------------------------------------
   37,215,000    CA Golden State Tobacco Securitization Corp.                  6.625   06/01/2040     37,613,573
----------------------------------------------------------------------------------------------------------------
      830,000    CA Golden State Tobacco Securitization Corp.                  6.750   06/01/2039        844,741
----------------------------------------------------------------------------------------------------------------
    1,350,000    CA Golden State Tobacco Securitization Corp.                  7.800   06/01/2042      1,502,226
----------------------------------------------------------------------------------------------------------------
    2,000,000    CA Golden State Tobacco Securitization Corp.                  7.900   06/01/2042      2,238,440
----------------------------------------------------------------------------------------------------------------
    2,810,000    CA Golden State Tobacco Securitization Corp. (TASC)           7.875   06/01/2042      3,140,484
----------------------------------------------------------------------------------------------------------------
      150,000    CA Golden State Tobacco Securitization Corp. (TASC)           7.875   06/01/2042        167,642
----------------------------------------------------------------------------------------------------------------
    7,000,000    CA Golden State Tobacco Securitization Corp. RITES 1         10.953 2 06/01/2043      8,467,200
----------------------------------------------------------------------------------------------------------------
       10,000    CA Health Facilities Financing Authority
                 (Sisters of Providence)                                       6.400   10/01/2005         10,029
----------------------------------------------------------------------------------------------------------------
      600,000    CA Health Facilities Financing Authority
                 (Small Facilities Loan), Series B                             7.400   04/01/2014        616,356
----------------------------------------------------------------------------------------------------------------
       25,000    CA HFA (Multifamily Hsg.), Series A                           5.900   02/01/2028         25,837
----------------------------------------------------------------------------------------------------------------
      675,000    CA HFA (Single Family Mtg.), Series A-2                       6.450   08/01/2025        685,118
----------------------------------------------------------------------------------------------------------------
       30,000    CA HFA, Series A                                              5.600   08/01/2011         31,184
----------------------------------------------------------------------------------------------------------------
      110,000    CA HFA, Series B                                              5.650   08/01/2014        111,230
----------------------------------------------------------------------------------------------------------------
      300,000    CA HFA, Series B                                              7.125   08/01/2024        315,027
----------------------------------------------------------------------------------------------------------------
      520,000    CA HFA, Series B-1                                            5.600   08/01/2017        543,546
----------------------------------------------------------------------------------------------------------------
      500,000    CA Pollution Control Financing Authority
                 (Browning-Ferris Industries)                                  6.875   11/01/2027        505,100
----------------------------------------------------------------------------------------------------------------
      975,000    CA Pollution Control Financing Authority
                 (San Diego Gas & Electric Company)                            5.850   06/01/2021        980,353
----------------------------------------------------------------------------------------------------------------
      145,000    CA Pollution Control Financing Authority
                 (San Diego Gas & Electric Company)                            5.850   06/01/2021        146,415
----------------------------------------------------------------------------------------------------------------
    4,660,000    CA Pollution Control Financing Authority
                 (Southern California Edison Company)                          6.400   12/01/2024      4,670,532
----------------------------------------------------------------------------------------------------------------
      800,000    CA Pollution Control Financing Authority
                 (Southern California Edison Company)                          6.400   12/01/2024        819,600
----------------------------------------------------------------------------------------------------------------
      300,000    CA Pollution Control Financing Authority
                 (Southern California Edison Company)                          6.400   12/01/2024        303,903
----------------------------------------------------------------------------------------------------------------
    2,000,000    CA Public Works (Department of Corrections)                   5.500   01/01/2017      2,094,880
----------------------------------------------------------------------------------------------------------------
       10,000    CA Public Works (Department of Corrections)                   5.500   06/01/2019         10,222
----------------------------------------------------------------------------------------------------------------
       15,000    CA Public Works (State Universities)                          5.500   12/01/2018         15,173


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                               VALUE
        AMOUNT                                                               COUPON       MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       50,000   CA Public Works (State Universities)                         5.500%    06/01/2019    $     50,508
------------------------------------------------------------------------------------------------------------------
        50,000   CA Public Works (State Universities)                         5.500     06/01/2021          50,485
------------------------------------------------------------------------------------------------------------------
       415,000   CA Public Works (State Universities)                         5.500     06/01/2021         419,021
------------------------------------------------------------------------------------------------------------------
       370,000   CA Public Works (State Universities)                         5.500     06/01/2021         372,549
------------------------------------------------------------------------------------------------------------------
       505,000   CA Public Works (Various California Universities Project)    5.500     06/01/2019         513,954
------------------------------------------------------------------------------------------------------------------
         5,000   CA Rural Home Mtg. Finance Authority
                 (Single Family Mtg.), Series B                               7.750     09/01/2026           5,029
------------------------------------------------------------------------------------------------------------------
       330,000   CA Rural Home Mtg. Finance Authority
                 (Single Family Mtg.), Series D                               6.700     05/01/2029         333,577
------------------------------------------------------------------------------------------------------------------
       265,000   CA Statewide CDA (CA Odd Fellow Hsg.)                        5.500     10/01/2023         267,165
------------------------------------------------------------------------------------------------------------------
       855,000   CA Statewide CDA (Citrus Gardens Apartments)                 6.500     07/01/2032         878,247
------------------------------------------------------------------------------------------------------------------
     1,430,000   CA Statewide CDA (Citrus Gardens Apartments)                 9.000     07/01/2032       1,429,900
------------------------------------------------------------------------------------------------------------------
     5,000,000   CA Statewide CDA (Fairfield Apartments)                      7.250     01/01/2035       5,098,700
------------------------------------------------------------------------------------------------------------------
     1,475,000   CA Statewide CDA (Quail Ridge Apartments)                    6.500     07/01/2032       1,486,756
------------------------------------------------------------------------------------------------------------------
     2,110,000   CA Statewide CDA (Quail Ridge Apartments)                    9.000     07/01/2032       2,040,180
------------------------------------------------------------------------------------------------------------------
     1,975,000   CA Statewide CDA (Sonoma Country Day School)                 6.000     01/01/2029       1,950,194
------------------------------------------------------------------------------------------------------------------
     4,000,000   CA Statewide CDA (Turning Point)                             6.500     11/01/2031       4,159,760
------------------------------------------------------------------------------------------------------------------
     7,800,000   CA Statewide CDA COP
                 (Cedars-Sinai Medical Center) INFLOS 1                       8.843 2   11/01/2015       7,969,494
------------------------------------------------------------------------------------------------------------------
     7,000,000   CA Statewide CDA COP
                 (Pride Industries/Pride Industries One Obligated Group)      7.250     11/01/2029       7,352,310
------------------------------------------------------------------------------------------------------------------
     2,000,000   CA Statewide CDA COP (Windward School)                       6.900     09/01/2023       2,097,760
------------------------------------------------------------------------------------------------------------------
     4,500,000   CA Statewide CDA COP INFLOS                                  9.293 2   10/01/2011       5,599,440
------------------------------------------------------------------------------------------------------------------
     5,000,000   CA Statewide Financing Authority Tobacco Settlement
                 (TASC)                                                       6.000     05/01/2037       4,800,200
------------------------------------------------------------------------------------------------------------------
    11,720,000   CA Statewide Financing Authority Tobacco Settlement
                 (TASC)                                                       6.000     05/01/2043      11,228,815
------------------------------------------------------------------------------------------------------------------
    30,000,000   CA Statewide Financing Authority Tobacco Settlement
                 (TASC)                                                       6.000     05/01/2043      28,742,700
------------------------------------------------------------------------------------------------------------------
     3,935,000   CA Valley Health System COP                                  6.875     05/15/2023       3,947,395
------------------------------------------------------------------------------------------------------------------
        75,000   CA Valley Health System, Series A                            6.500     05/15/2025          78,162
------------------------------------------------------------------------------------------------------------------
     1,500,000   CA Veterans GO, Series B                                     5.450     12/01/2017       1,552,515
------------------------------------------------------------------------------------------------------------------
        10,000   CA Veterans GO, Series BH                                    5.500     12/01/2018          10,100
------------------------------------------------------------------------------------------------------------------
        75,000   CA Veterans GO, Series BP                                    5.500     12/01/2026          75,040
------------------------------------------------------------------------------------------------------------------
       150,000   CA Veterans GO, Series BR                                    5.250     12/01/2026         150,224
------------------------------------------------------------------------------------------------------------------
        25,000   CA Water Resource Devel. GO, Series S                        5.500     04/01/2009          25,058
------------------------------------------------------------------------------------------------------------------
     2,950,000   Calaveras County Special Tax Community Facilities
                 District No. 2                                               7.000     09/01/2026       3,276,860
------------------------------------------------------------------------------------------------------------------
     2,300,000   Campbell Redevel. Agency Tax Allocation                      6.600     10/01/2032       2,496,949
------------------------------------------------------------------------------------------------------------------
     6,000,000   Carson Redevel. Agency                                       6.000     01/01/2035       6,051,120

------------------------------------------------------------------------------------------------------------------
     1,200,000   Chino Community Facilities District Special Tax              6.000     09/01/2028       1,246,788


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     PRINCIPAL                                                                                                VALUE
        AMOUNT                                                                COUPON       MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
$    1,340,000   Chino Community Facilities District Special Tax               6.000%    09/01/2033    $  1,387,597
-------------------------------------------------------------------------------------------------------------------
     7,000,000   Chula Vista Redevel. Agency (Bayfront)                        7.625     09/01/2024       7,344,890
-------------------------------------------------------------------------------------------------------------------
     1,825,000   Coalinga Regional Medical Center COP                          5.750     09/01/2024       1,875,826
-------------------------------------------------------------------------------------------------------------------
     3,040,000   Coalinga Regional Medical Center COP                          6.000     09/01/2034       3,071,586
-------------------------------------------------------------------------------------------------------------------
     2,360,000   Colton Community Facilities District Special Tax              7.500     09/01/2020       2,505,352
-------------------------------------------------------------------------------------------------------------------
       815,000   Commerce CDC Tax Allocation                                   5.750     08/01/2010         868,627
-------------------------------------------------------------------------------------------------------------------
     2,800,000   Commerce CDC Tax Allocation                                   6.000     08/01/2021       2,897,356
-------------------------------------------------------------------------------------------------------------------
     3,075,000   Contra Costa County Special Tax Community
                 Facilities District                                           5.580     08/01/2016       3,213,590
-------------------------------------------------------------------------------------------------------------------
     1,500,000   Corona-Norco Unified School District Public
                 Financing Authority                                           6.125     09/01/2034       1,545,450
-------------------------------------------------------------------------------------------------------------------
       195,000   Cupertino Union School District GO                            5.600     08/01/2021         197,383
-------------------------------------------------------------------------------------------------------------------
     3,335,000   Davis Public Facilities Finance Authority
                 (Mace Ranch Area)                                             6.600     09/01/2025       3,509,787
-------------------------------------------------------------------------------------------------------------------
     3,280,000   East Palo Alto Redevel. Agency Tax Allocation
                 (University Circle-Gateway)                                   6.625     10/01/2029       3,524,622
-------------------------------------------------------------------------------------------------------------------
     1,500,000   Eastern CA Municipal Water District
                 (Crown Valley Village)                                        5.625     09/01/2034       1,522,110
-------------------------------------------------------------------------------------------------------------------
     1,625,000   Folsom Special Tax Community Facilities District No. 10       6.300     09/01/2012       1,749,946
-------------------------------------------------------------------------------------------------------------------
     8,500,000   Folsom Special Tax Community Facilities District No. 10       6.875     09/01/2019       9,191,560
-------------------------------------------------------------------------------------------------------------------
        10,000   Fontana Redevel. Agency (Jurupa Hills)                        5.500     10/01/2027          10,405
-------------------------------------------------------------------------------------------------------------------
     3,000,000   Huntington Park Public Financing Authority, Series A          6.200     10/01/2025       3,135,750
-------------------------------------------------------------------------------------------------------------------
     2,000,000   Indio Improvement Bond Act of 1915 Assessment
                 District No. 2003-03                                          6.125     09/02/2029       2,015,540
-------------------------------------------------------------------------------------------------------------------
     2,000,000   Indio Public Financing Authority                              6.100     09/02/2029       2,069,960
-------------------------------------------------------------------------------------------------------------------
     4,250,000   Indio Redevel. Agency Tax, Series B                           6.500     08/15/2034       4,457,570
-------------------------------------------------------------------------------------------------------------------
     5,000,000   La Verne COP (Bethren Hillcrest Homes)                        5.600     02/15/2033       5,279,050
-------------------------------------------------------------------------------------------------------------------
     4,500,000   La Verne COP (Bethren Hillcrest Homes)                        6.625     02/15/2025       4,619,205
-------------------------------------------------------------------------------------------------------------------
        20,000   Lathrop Improvement Bond (Mossdale Village)                   6.125     09/02/2028          20,603
-------------------------------------------------------------------------------------------------------------------
     5,000,000   Lathrop Special Tax Community Facilities District No. 03-2    7.000     09/01/2033       5,076,050
-------------------------------------------------------------------------------------------------------------------
        25,000   Loma Linda Collateralized Loan (Redlands)                     7.375     06/01/2009          25,318
-------------------------------------------------------------------------------------------------------------------
        40,000   Long Beach Harbor                                             5.250     05/15/2025          41,030
-------------------------------------------------------------------------------------------------------------------
     1,425,000   Los Angeles Community Redevel. Agency
                 (Grand Central Square)                                        5.850     12/01/2026       1,429,104
-------------------------------------------------------------------------------------------------------------------
        10,000   Los Angeles County Public Works Financing Authority           5.250     12/01/2016          10,121
-------------------------------------------------------------------------------------------------------------------
     2,375,000   Los Angeles Department of Water & Power RITES 1              12.645 2   07/01/2024       2,703,320
-------------------------------------------------------------------------------------------------------------------
        75,000   Los Angeles Harbor Department, Series B                       5.375     11/01/2019          78,349
-------------------------------------------------------------------------------------------------------------------
        25,000   Los Angeles Regional Airports Improvement Corp.
                 (United Airlines) 1,3,5                                       8.800     11/15/2021          21,500
-------------------------------------------------------------------------------------------------------------------
     2,500,000   Los Angeles USD ROLs 1                                        9.299 2   07/01/2015       3,193,075
-------------------------------------------------------------------------------------------------------------------
     2,500,000   Los Angeles USD ROLs 1                                        9.299 2   07/01/2016       3,193,075


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                VALUE
        AMOUNT                                                               COUPON        MATURITY      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    1,500,000   Los Angeles USD ROLs 1                                       9.299% 2   07/01/2017    $  1,915,845
-------------------------------------------------------------------------------------------------------------------
        65,000   M-S-R Public Power Agency (San Juan)                         6.000      07/01/2022          65,962
-------------------------------------------------------------------------------------------------------------------
       100,000   Madera County COP (Valley Children's Hospital)               5.750      03/15/2028         102,371
-------------------------------------------------------------------------------------------------------------------
        50,000   Marina Community Facilities District Special Tax             6.250      09/01/2023          51,500
-------------------------------------------------------------------------------------------------------------------
       690,000   Menifee Union School District Special Tax                    5.500      09/01/2034         695,831
-------------------------------------------------------------------------------------------------------------------
       385,000   Menifee Union School District Special Tax                    5.500      09/01/2034         388,253
-------------------------------------------------------------------------------------------------------------------
        20,000   Mill Valley Community Facilities District
                 Special Tax (Library Renovation)                             5.800      08/01/2026          20,009
-------------------------------------------------------------------------------------------------------------------
       700,000   Murrieta Community Facilities District Special Tax
                 (Bremerton)                                                  5.625      09/01/2034         711,886
-------------------------------------------------------------------------------------------------------------------
     2,500,000   Murrieta Community Facilities District Special Tax
                 (Murrieta Springs)                                           5.500      09/01/2034       2,503,275
-------------------------------------------------------------------------------------------------------------------
     1,785,000   Murrieta Valley Unified School District Special Tax          6.000      09/01/2035       1,873,322
-------------------------------------------------------------------------------------------------------------------
     1,320,000   Norco Special Tax Community Facilities District No. 97-1     7.100      10/01/2030       1,447,882
-------------------------------------------------------------------------------------------------------------------
     5,505,000   Northern CA Tobacco Securitization Authority (TASC)          5.375      06/01/2041       4,823,206
--------------------------------------------------------------------------------------------------------------------
        30,000   Oakland GO                                                   6.000      06/15/2017          30,080
-------------------------------------------------------------------------------------------------------------------
     1,000,000   Orange County Community Facilities District
                 (Ladera Ranch), Series A                                     6.250      08/15/2030       1,104,020
-------------------------------------------------------------------------------------------------------------------
     2,250,000   Orange County Community Facilities District
                 (Ladera Ranch), Series A                                     6.700      08/15/2029       2,628,338
-------------------------------------------------------------------------------------------------------------------
        50,000   Palmdale Multifamily Hsg., Series A                          7.375      09/01/2024          50,087
-------------------------------------------------------------------------------------------------------------------
     1,310,000   Perris Community Facilities District Special Tax, Series A   5.750      09/01/2035       1,318,188
-------------------------------------------------------------------------------------------------------------------
     2,085,000   Perris Community Facilities District Special Tax
                 (Amber Oaks)                                                 6.000      09/01/2034       2,141,837
-------------------------------------------------------------------------------------------------------------------
     2,500,000   Perris Community Facilities District Special Tax
                 (Chaparral Ridge)                                            6.250      09/01/2033       2,578,925
-------------------------------------------------------------------------------------------------------------------
     3,605,000   Perris Community Facilities District Special Tax, Series B   6.000      09/01/2034       3,703,272
-------------------------------------------------------------------------------------------------------------------
     1,250,000   Perris Public Financing Authority, Series A                  6.250      09/01/2033       1,314,650
-------------------------------------------------------------------------------------------------------------------
        95,000   Pittsburg Infrastructure Financing Authority, Series A       5.600      09/02/2024          97,907
-------------------------------------------------------------------------------------------------------------------
     3,500,000   Pittsburg Redevel. Agency
                 (Los Medanos Community Devel.)                               6.200      08/01/2019       3,855,635
-------------------------------------------------------------------------------------------------------------------
       500,000   Pomona (Single Family Mtg.), Series B                        7.500      08/01/2023         677,570
-------------------------------------------------------------------------------------------------------------------
     2,500,000   Port Oakland RITES 1                                         9.060 2    11/01/2015       3,000,975
-------------------------------------------------------------------------------------------------------------------
     2,500,000   Port Oakland RITES 1                                         9.310 2    11/01/2017       3,043,200
-------------------------------------------------------------------------------------------------------------------
     2,430,000   Port Oakland RITES 1                                        12.611 2    11/01/2022       2,890,145
-------------------------------------------------------------------------------------------------------------------
     5,025,000   Port Oakland RITES 1                                        12.611 2    11/01/2032       5,525,691
-------------------------------------------------------------------------------------------------------------------
     2,660,000   Port Oakland RITES 1                                        14.111 2    11/01/2025       3,387,510
-------------------------------------------------------------------------------------------------------------------
     1,500,000   Redding Electric COP Linked SAVRS & RIBS                     5.684 4    06/28/2019       1,515,720
-------------------------------------------------------------------------------------------------------------------
     3,000,000   Redding Electric COP RIBS                                   10.981 2    07/08/2022       4,497,720
-------------------------------------------------------------------------------------------------------------------
        15,000   Rosemead Redevel. Agency                                     5.500      10/01/2018          15,123
-------------------------------------------------------------------------------------------------------------------
     1,500,000   Roseville Woodcreek West Community Facility                  6.500      09/01/2015       1,617,870


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                  COUPON       MATURITY      SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,000,000    Roseville Woodcreek West Community Facility                    6.700%    09/01/2025    $  1,066,380
--------------------------------------------------------------------------------------------------------------------
       10,000    Sacramento County Airport System, Series A                     5.900     07/01/2024          10,592
--------------------------------------------------------------------------------------------------------------------
       35,000    Sacramento County Airport System, Series B                     5.750     07/01/2024          35,424
--------------------------------------------------------------------------------------------------------------------
    1,000,000    Sacramento Power Authority (Cogeneration)                      6.000     07/01/2022       1,050,570
--------------------------------------------------------------------------------------------------------------------
      125,000    San Bernardino County COP (Medical Center Financing)           5.500     08/01/2024         127,753
--------------------------------------------------------------------------------------------------------------------
      150,000    San Bernardino Joint Powers Financing Authority
                 (Department of Transportation)                                 5.500     12/01/2020         156,668
--------------------------------------------------------------------------------------------------------------------
    3,750,000    San Diego County COP
                 (Developmental Service Foundation)                             5.500     09/01/2027       3,792,638
--------------------------------------------------------------------------------------------------------------------
      315,000    San Diego Industrial Devel.
                 (San Diego Gas & Electric Company)                             5.900     06/01/2018         318,270
--------------------------------------------------------------------------------------------------------------------
       50,000    San Diego Industrial Devel.
                 (San Diego Gas & Electric Company)                             5.900     06/01/2018          50,331
--------------------------------------------------------------------------------------------------------------------
       40,000    San Diego Industrial Devel.
                 (San Diego Gas & Electric Company)                             5.900     09/01/2018          40,461
--------------------------------------------------------------------------------------------------------------------
       25,000    San Diego Industrial Devel.
                 (San Diego Gas & Electric Company)                             5.900     09/01/2018          25,308
--------------------------------------------------------------------------------------------------------------------
       30,000    San Diego Sewer, Series A                                      5.250     05/15/2020          30,218
--------------------------------------------------------------------------------------------------------------------
    1,880,000    San Diego Unified School District GO RITES 1                  12.715 2   07/01/2027       2,242,614
--------------------------------------------------------------------------------------------------------------------
    2,445,000    San Diego Unified School District GO RITES 1                  13.719 2   07/01/2023       3,706,522
--------------------------------------------------------------------------------------------------------------------
       15,000    San Francisco City & County Airports Commission                5.500     05/01/2026          15,566
--------------------------------------------------------------------------------------------------------------------
       25,000    San Francisco City & County Airports Commission                5.500     05/01/2026          25,943
--------------------------------------------------------------------------------------------------------------------
       50,000    San Francisco City & County Airports Commission                5.625     05/01/2021          51,993
--------------------------------------------------------------------------------------------------------------------
      125,000    San Francisco City & County Airports Commission                5.750     05/01/2020         127,098
--------------------------------------------------------------------------------------------------------------------
    6,490,000    San Jacinto Financing Authority, Tranche A                     6.600     09/01/2033       6,267,523
--------------------------------------------------------------------------------------------------------------------
    6,345,000    San Jacinto Financing Authority, Tranche B                     6.600     09/01/2033       5,993,931
--------------------------------------------------------------------------------------------------------------------
    6,530,000    San Jacinto Financing Authority, Tranche C                     6.600     09/01/2033       5,687,434
--------------------------------------------------------------------------------------------------------------------
    1,000,000    Santa Ana Financing Authority (Mainplace)                      5.600     09/01/2019       1,105,910
--------------------------------------------------------------------------------------------------------------------
    3,950,000    Santaluz Special Tax Community Facilities District No. 2       6.375     09/01/2030       4,040,060
--------------------------------------------------------------------------------------------------------------------
       25,000    Sonoma County Community Redevel. Agency (Roseland)             7.900     08/01/2013          25,613
--------------------------------------------------------------------------------------------------------------------
      185,000    Southern CA Public Power Authority                             5.500     07/01/2020         185,466
--------------------------------------------------------------------------------------------------------------------
       30,000    Southern CA Public Power Authority                             6.000     07/01/2018          30,088
--------------------------------------------------------------------------------------------------------------------
      150,000    Southern CA Public Power Authority RIBS                        9.688 2   07/01/2012         150,807
--------------------------------------------------------------------------------------------------------------------
    1,000,000    Southern CA Tobacco Securitization Authority (TASC)            5.500     06/01/2036         897,980
--------------------------------------------------------------------------------------------------------------------
    3,000,000    Southern CA Tobacco Securitization Authority (TASC)            6.000     06/01/2043       2,709,420
--------------------------------------------------------------------------------------------------------------------
    3,750,000    Stockton Community Facilities District
                 (Brookside Estates)                                            6.200     08/01/2015       3,902,025
--------------------------------------------------------------------------------------------------------------------
      135,000    Stockton Public Financing Authority, Series A                  5.875     09/02/2016         138,702
--------------------------------------------------------------------------------------------------------------------
    2,250,000    Tejon Ranch Public Facilities Finance Authority
                 Special Tax (Community Facilities District No.1)               7.200     09/01/2030       2,319,435
--------------------------------------------------------------------------------------------------------------------
    2,000,000    Temecula Valley Unified School District                        5.500     09/01/2035       2,023,760

                          21  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                 VALUE
       AMOUNT                                                                  COUPON       MATURITY     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   1,600,000    Tustin Community Facilities District Special Tax
                 (John Lang Homes)                                              5.500%    09/01/2034   $  1,620,720
-------------------------------------------------------------------------------------------------------------------
    2,650,000    Upland Community Facilities District Special Tax
                 (San Antonio)                                                  6.100     09/01/2034      2,747,255
-------------------------------------------------------------------------------------------------------------------
      250,000    Vacaville Public Financing Authority                           5.400     09/01/2022        253,963
-------------------------------------------------------------------------------------------------------------------
      850,000    Vallejo COP (Marine World Foundation) 1                        7.000     02/01/2017        891,183
-------------------------------------------------------------------------------------------------------------------
    1,000,000    Vallejo COP (Marine World Foundation)                          7.200     02/01/2026      1,048,470
-------------------------------------------------------------------------------------------------------------------
    4,000,000    Western Hills Water District Special Tax
                 (Diablo Grande Community Facilities)                           6.125     09/01/2031      4,094,320
-------------------------------------------------------------------------------------------------------------------
       15,000    Yucaipa Redevel. Agency
                 (Eldorado Palms Mobile Home)                                   6.000     05/01/2030         15,055
                                                                                                       ------------
                                                                                                        499,029,919

-------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--12.0%
    1,000,000    Puerto Rico Electric Power Authority                           5.375     07/01/2030      1,028,470
-------------------------------------------------------------------------------------------------------------------
    2,245,000    Puerto Rico HBFA                                               6.250     04/01/2029      2,296,455
-------------------------------------------------------------------------------------------------------------------
    5,510,000    Puerto Rico ITEMECF (Congeneration Facilities)                 6.625     06/01/2026      5,982,097
-------------------------------------------------------------------------------------------------------------------
    2,760,000    Puerto Rico ITEMECF (Mennonite General Hospital)               6.500     07/01/2012      2,784,122
-------------------------------------------------------------------------------------------------------------------
   21,195,000    Puerto Rico Port Authority (American Airlines), Series A       6.250     06/01/2026     14,987,408
-------------------------------------------------------------------------------------------------------------------
    1,205,000    Puerto Rico Port Authority (American Airlines), Series A       6.300     06/01/2023        851,995
-------------------------------------------------------------------------------------------------------------------
   27,000,000    V.I. Public Finance Authority (Hovensa Coker)                  6.500     07/01/2021     29,649,240
-------------------------------------------------------------------------------------------------------------------
    4,515,000    V.I. Public Finance Authority, Series A                        6.375     10/01/2019      5,225,932
-------------------------------------------------------------------------------------------------------------------
    5,150,000    V.I. Public Finance Authority, Series E                        6.000     10/01/2022      5,302,946
                                                                                                       ------------
                                                                                                         68,108,665

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $537,676,735)--99.8%                                                  567,138,584
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--0.2                                                                        971,672
                                                                                                       ------------
NET ASSETS--100.0%                                                                                     $568,110,256
                                                                                                       ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $57,149,389, which represents 10.06% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Represents the current interest rate for a variable or increasing rate security.

5. Non-income producing security.


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG     Association of Bay Area Governments                 MSR    Modesto Irrigation District of the City of
CDA      Communities Development Authority                          Santa Clara and the City of Redding
CDC      Community Development Corp.                         RIBS   Residual Interest Bonds
COP      Certificates of Participation                       RITES  Residual Interest Tax Exempt Security
EFA      Educational Facilities Authority                    ROLs   Residual Option Longs
GO       General Obligation                                  SAVRS  Select Auction Variable Rate Securities
HBFA     Housing Bank and Finance Agency                     TASC   Tobacco Settlement Asset-Backed Bonds
HFA      Housing Finance Agency/Authority                    USD    Unified School District
INFLOS   Inverse Floating Rate Securities                    V.I.   United States Virgin Islands
ITEMECF  Industrial, Tourist, Educational, Medical and
         Environmental Community Facilities

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS January 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                  VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco                                            $161,078,235          28.4%
Special Tax                                         129,308,937          22.8
Special Assessment                                   38,805,038           6.8
Pollution Control                                    36,928,728           6.5
Hospital/Health Care                                 22,382,115           3.8
Education                                            21,394,609           3.8
Marine/Aviation Facilities                           18,233,516           3.2
Municipal Leases                                     17,329,272           3.1
General Obligation                                   16,769,632           3.0
Airlines                                             15,860,903           2.8
Adult Living Facilities                              14,915,074           2.6
Electric Utilities                                   14,582,539           2.6
Multifamily Housing                                  12,779,156           2.3
Hotels, Restaurants & Leisure                        10,962,910           1.9
Sales Tax Revenue                                    10,528,878           1.9
Higher Education                                      9,400,278           1.7
Not-for-Profit Organization                           7,821,592           1.4
Single Family Housing                                 4,793,430           0.8
Water Utilities                                       2,728,378           0.5
Gas Utilities                                           505,146           0.1
Sewer Utilities                                          30,218           0.0
                                                   ---------------------------
Total                                              $567,138,584         100.0%
                                                   ===========================


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS   January 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                              PERCENT
--------------------------------------------------------------------------------
AAA                                                                     11.0%
AA                                                                       0.8
A                                                                        4.4
BBB                                                                     61.9
BB                                                                       0.2
B                                                                        0.7
CCC                                                                      2.8
Not Rated                                                               18.2
                                                                       ------
Total                                                                  100.0%
                                                                       ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2005
-----------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $537,676,735)--see accompanying statement of investments   $ 567,138,584
-----------------------------------------------------------------------------------------------------
Cash                                                                                         290,521
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   9,580,023
Shares of beneficial interest sold                                                         1,184,698
Investments sold                                                                             635,000
Other                                                                                         21,219
                                                                                       --------------
Total assets                                                                             578,850,045

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable to conduit lender (See Note 6)                                                     7,500,000
Investments purchased                                                                      1,567,625
Shares of beneficial interest redeemed                                                       801,495
Dividends                                                                                    555,666
Distribution and service plan fees                                                           114,700
Trustees' compensation                                                                       107,194
Shareholder communications                                                                    30,217
Transfer and shareholder servicing agent fees                                                 17,582
Interest expense                                                                               5,436
Other                                                                                         39,874
                                                                                       --------------
Total liabilities                                                                         10,739,789

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 568,110,256
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      51,202
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               536,593,099
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          5,758,325
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (3,754,219)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                29,461,849
                                                                                       --------------
NET ASSETS                                                                             $ 568,110,256
                                                                                       ==============


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $466,545,540 and
42,045,609 shares of beneficial interest outstanding)                                                           $11.10
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                 $11.65
-----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $62,104,940 and 5,593,398 shares of
beneficial interest outstanding)                                                                                $11.10
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $39,459,776 and 3,562,542 shares of
beneficial interest outstanding)                                                                                $11.08

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 18,473,902

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,450,262
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 518,632
Class B                                                                 318,738
Class C                                                                 173,694
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  89,176
Class B                                                                  16,652
Class C                                                                   9,321
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  16,610
Class B                                                                   3,433
Class C                                                                   1,626
--------------------------------------------------------------------------------
Interest expense                                                        155,740
--------------------------------------------------------------------------------
Custodian fees and expenses                                              15,720
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,645
--------------------------------------------------------------------------------
Other                                                                    27,269
                                                                   -------------
Total expenses                                                        2,805,518
Less reduction to custodian expenses                                       (953)
Less payments and waivers of expenses                                        (5)
                                                                   -------------
Net expenses                                                          2,804,560

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                15,669,342

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        921,341
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 37,336,316

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 53,926,999
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS               YEAR
                                                                       ENDED              ENDED
                                                            JANUARY 31, 2005           JULY 31,
                                                                 (UNAUDITED)               2004
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                          $  15,669,342      $  32,731,573
------------------------------------------------------------------------------------------------
Net realized gain                                                    921,341          2,593,176
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              37,336,316          9,407,322
                                                               ---------------------------------
Net increase in net assets resulting from operations              53,926,999         44,732,071

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                          (12,635,210)       (23,080,655)
Class B                                                           (1,614,336)        (4,213,716)
Class C                                                             (876,097)        (1,515,899)

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                           33,447,697          4,558,937
Class B                                                           (8,572,214)       (38,472,624)
Class C                                                            5,850,174          2,456,965

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase (decrease)                                         69,527,013        (15,534,921)
------------------------------------------------------------------------------------------------
Beginning of period                                              498,583,243        514,118,164
                                                               ---------------------------------
End of period (including accumulated net investment
income of $5,758,325 and $5,214,626, respectively)             $ 568,110,256      $ 498,583,243
                                                               =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2005
-------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
-------------------------------------------------------------------------------------
Net increase in net assets from operations                              $ 53,926,999
-------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (35,610,706)
Proceeds from disposition of investment securities                        27,439,454
Premium amortization                                                         532,250
Discount accretion                                                          (172,219)
Net realized gain on investments                                            (921,341)
Net change in unrealized appreciation on investments                     (37,336,316)
Increase in interest receivable                                             (594,256)
Increase in other assets                                                      (6,717)
Decrease in payable for accrued expenses                                      (3,890)
                                                                        -------------
Net cash provided by operating activities                                  7,253,258

-------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
-------------------------------------------------------------------------------------
Proceeds from bank borrowing                                              38,700,000
Payments on bank borrowing                                               (61,600,000)
Proceeds from shares sold                                                 69,606,162
Payment on shares redeemed                                               (48,389,508)
Cash distributions paid                                                   (6,038,217)
                                                                        -------------
Net cash used in financing activities                                     (7,721,563)
-------------------------------------------------------------------------------------
Net decrease in cash                                                        (468,305)
-------------------------------------------------------------------------------------
Cash, beginning balance                                                      758,826
                                                                        -------------
Cash, ending balance                                                    $    290,521
                                                                        =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $8,875,045.

Cash paid for interest on bank borrowings--$139,062.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                 YEAR
                                                       ENDED                                                                ENDED
                                            JANUARY 31, 2005                                                             JULY 31,
CLASS A                                          (UNAUDITED)           2004        2003         2002          2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  10.31       $   9.97    $  10.60     $  10.49      $  10.11       $  10.57
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .33 1          .68         .63          .53           .53            .53
Net realized and unrealized gain (loss)                  .77            .27        (.66)         .10           .38           (.46)
                                                    --------------------------------------------------------------------------------
Total from investment operations                        1.10            .95        (.03)         .63           .91            .07
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.31)          (.61)       (.60)        (.52)         (.53)          (.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  11.10       $  10.31    $   9.97     $  10.60      $  10.49       $  10.11
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.82%          9.54%      (0.57)%       6.20%         9.17%          0.86%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $466,546       $401,491    $385,141     $409,689      $387,388       $270,494
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $431,887       $400,452    $410,237     $398,651      $344,808       $283,025
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   6.01%          6.52%       5.88%        5.09%         5.08%          5.34%
Total expenses                                          0.91%          1.00%       0.96%        0.86% 4       0.88%          0.91% 4
Expenses after payments and waivers and
reduction to custodian expenses                          N/A 5,6       0.97%        N/A 5        N/A          0.87% 4         N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4%            26%         63%          27%           20%            48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2005                                                              JULY 31,
CLASS B                                         (UNAUDITED)          2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.31      $   9.97      $  10.61      $  10.50      $  10.11      $  10.57
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .28 1         .64           .55           .45           .45           .45
Net realized and unrealized gain (loss)                 .78           .22          (.68)          .10           .39          (.45)
                                                   ---------------------------------------------------------------------------------
Total from investment operations                       1.06           .86          (.13)          .55           .84            --
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.27)         (.52)         (.51)         (.44)         (.45)         (.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  11.10      $  10.31      $   9.97      $  10.61      $  10.50      $  10.11
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    10.39%         8.70%        (1.42)%        5.39%         8.46%         0.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 62,105      $ 65,991      $101,079      $128,857      $137,307      $105,393
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 63,543      $ 84,482      $118,611      $132,685      $126,060      $113,936
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.25%         5.76%         5.09%         4.32%         4.33%         4.57%
Total expenses                                         1.68%         1.77%         1.73%         1.62% 4       1.63%         1.67% 4
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5,6      1.74%          N/A 5         N/A          1.62% 4        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   4%           26%           63%           27%           20%           48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                 YEAR
                                                       ENDED                                                                ENDED
                                            JANUARY 31, 2005                                                             JULY 31,
CLASS C                                          (UNAUDITED)         2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.29      $   9.95      $  10.58      $  10.48      $  10.09      $  10.55
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .28 1         .60           .54           .46           .45           .45
Net realized and unrealized gain (loss)                 .78           .26          (.66)          .08           .39          (.45)
                                                   ---------------------------------------------------------------------------------
Total from investment operations                       1.06           .86          (.12)          .54           .84            --
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.27)         (.52)         (.51)         (.44)         (.45)         (.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  11.08      $  10.29      $   9.95      $  10.58      $  10.48      $  10.09
                                                   =================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    10.42%         8.71%        (1.33)%        5.31%         8.48%         0.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 39,460      $ 31,102      $ 27,898      $ 24,936      $ 18,105      $ 12,659
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 34,590      $ 30,371      $ 27,011      $ 21,775      $ 14,489      $ 14,424
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.21%         5.74%         5.12%         4.33%         4.32%         4.58%
Total expenses                                         1.68%         1.78%         1.73%         1.62% 4       1.63%         1.67% 4
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5,6      1.75%          N/A 5         N/A          1.62% 4        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   4%           26%           63%           27%           20%           48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                   33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $66,484,673 as of January 31, 2005. Including the effect of leverage, inverse floaters represent 16.45% of the Fund's total assets as of January 31, 2005.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2005, securities with an aggregate market value of $21,500, representing less than 0.01% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,754,219 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2005, it is estimated that the Fund will utilize $921,341 of capital


                   34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND loss carryforward to offset realized capital gains. During the year ended July 31, 2004, the Fund did utilize $2,486,648 of capital loss carryforward to offset realized capital gains.

As of July 31, 2004, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                               EXPIRING
                               --------------------------
                               2009           $4,675,560

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2005, the Fund's projected benefit obligations were increased by $2,513 and payments of $7,347 were made to retired trustees, resulting in an accumulated liability of $91,396 as of January 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                   35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED JANUARY 31, 2005              YEAR ENDED JULY 31, 2004
                                   SHARES              AMOUNT            SHARES              AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                            5,278,966        $ 56,871,236         7,744,923        $ 80,841,517
Dividends and/or
distributions reinvested          685,105           7,393,495         1,331,353          13,858,499
Redeemed                       (2,870,403)        (30,817,034)       (8,763,844)        (90,141,079)
                               ---------------------------------------------------------------------
Net increase                    3,093,668        $ 33,447,697           312,432        $  4,558,937
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                              388,167        $  4,183,289           600,000        $  6,274,104
Dividends and/or
distributions reinvested           90,643             977,803           260,942           2,715,157
Redeemed                       (1,283,772)        (13,733,306)       (4,597,223)        (47,461,885)
                               ---------------------------------------------------------------------
Net decrease                     (804,962)       $ (8,572,214)       (3,736,281)       $(38,472,624)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                              841,880        $  9,082,566         1,017,725        $ 10,643,445
Dividends and/or
distributions reinvested           46,748             503,747            90,433             940,495
Redeemed                         (348,747)         (3,736,139)         (888,932)         (9,126,975)
                               ---------------------------------------------------------------------
Net increase                      539,881        $  5,850,174           219,226        $  2,456,965
                               =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2005, were $17,911,541 and $15,853,959, respectively.


                   36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $116,821 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class B and Class C shares were $1,964,536 and $714,329, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and


                   37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                      CLASS A                 CLASS B            CLASS C
                               CLASS A             CONTINGENT              CONTINGENT         CONTINGENT
                             FRONT-END               DEFERRED                DEFERRED           DEFERRED
                         SALES CHARGES          SALES CHARGES           SALES CHARGES      SALES CHARGES
SIX MONTHS                 RETAINED BY            RETAINED BY             RETAINED BY        RETAINED BY
ENDED                      DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR        DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
January 31, 2005              $135,278                 $2,043                 $68,616               $948

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees to not exceed 0.55% of average annual net assets for each class of shares. During the six months ended January 31, 2005, the Manager waived $5 of its management fees. This voluntary undertaking is expected to remain in effect indefinitely, however, may be amended or withdrawn by the Manager at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to 33 1/3% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement.


                   38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.4038% as of January 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six month period ended January 31, 2005, the average daily loan balance was $12,279,891 at an average daily interest rate of 2.601%. The Fund had borrowings outstanding of $7,500,000 at January 31, 2005 at an interest rate of 2.4038%. The Fund had gross borrowings and gross loan repayments of $38,700,000 and $61,600,000, respectively, during the six months ended January 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six month period ended January 31, 2005 was $25,100,000. The Fund paid $3,357 in fees and $139,062 in interest during the six months ended January 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005